CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS’ EQUITY - 6 months ended Jun. 30, 2017 - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2016	$ 34,102,550	$ 18,340,894		$ (280,097)	$ (74,937,610)
Balance (in shares) at Dec. 31, 2016		1,177,693,383	90,979,363
Stock-based compensation	1,747,671	$ 0	$ 1,747,671	0	0
Issuance of ordinary shares upon conversion of deferred shares	0	$ 0		0	0
Issuance of ordinary shares upon conversion of deferred shares (in shares)		10	0
Comprehensive Loss	(12,998,257)	$ 0	$ 0	(93,730)	(12,904,527)
Balance at Jun. 30, 2017	$ 22,851,964	$ 18,340,894		$ (373,827)	$ (87,842,137)
Balance (in shares) at Jun. 30, 2017		1,177,693,393	92,727,034